UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Bond Index Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$150,666,741
Collateral for securities loaned	35,680,088
Interest receivable	1,490,412
Subscriptions receivable	263,859

Total assets	188,101,100

LIABILITIES:
Due to investment adviser	60,226
Payable upon return of securities loaned	35,680,088
Redemptions payable	484,206
Payable for investments purchased	1,172,889
Payable to custodian	2,881,340

Total liabilities	40,278,749

NET ASSETS	$147,822,351

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,214,643
Additional paid-in capital	151,378,114
Net unrealized depreciation on investments	(5,026,364)
Undistributed net investment income	183,897
Accumulated net realized gain on investments	72,061

NET ASSETS	$147,822,351

NET ASSET VALUE PER OUTSTANDING SHARE	$12.17
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	12,146,426

(1) Cost of investments in securities:	$155,693,105

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$3,433,790
Income from securities lending	32,316

Total income	3,466,106

EXPENSES:
Management fees	352,948

NET INVESTMENT INCOME	3,113,158

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(58,199)
Change in net unrealized depreciation on investments	(4,429,513)

Net realized and unrealized loss on investments	(4,487,712)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,374,554)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,113,158	$5,134,240
Net realized loss on investments	(58,199)	(24,988)
Change in net unrealized depreciation on investments	(4,429,513)	(2,316,433)

Net increase (decrease) in net assets resulting from operations	(1,374,554)	2,792,819

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,938,363)	(5,090,802)
From net realized gains	0	(512,703)

Total distributions	(2,938,363)	(5,603,505)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	47,190,200	93,071,827
Reinvestment of distributions	2,938,363	5,603,505
Redemptions of shares	(41,451,321)	(77,256,763)

Net increase in net assets resulting from share transactions	8,677,242	21,418,569

Total increase in net assets	4,364,325	18,607,883

NET ASSETS:
Beginning of period	143,458,026	124,850,143

End of period (1)	$147,822,351	$143,458,026
	0	0
OTHER INFORMATION:

SHARES:
Sold	3,811,814	7,329,168
Issued in reinvestment of distributions	240,328	442,491
Redeemed	(3,346,766)	(6,061,712)

Net increase	705,376	1,709,947

(1) Including undistributed net investment income	$183,897	$9,102

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2006		2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$12.54		$12.83	$13.34	$13.63	$13.11	$12.86

Income from Investment Operations

Net investment income	0.27		0.49	0.57	0.61	0.21	0.69
Net realized and unrealized gain (loss)	(0.39)		(0.23)	(0.14)	(0.19)	0.56	0.27

Total Income (Loss) From
Investment Operations	(0.12)		0.26	0.43	0.42	0.77	0.96

Less Distributions

From net investment income	(0.25)		(0.50)	(0.56)	(0.61)	(0.21)	(0.71)
From net realized gains	0.00		(0.05)	(0.38)	(0.10)	(0.04)

Total Distributions	(0.25)		(0.55)	(0.94)	(0.71)	(0.25)	(0.71)

Net Asset Value, End of Period	$12.17		$12.54	$12.83	$13.34	$13.63	$13.11

Total Return	(0.94%)		2.10%	3.28%	3.08%	9.69%	7.52%

Net Assets, End of Period ($000)	$147,822		$143,458	$124,850	$144,062	$202,460	$182,737

Ratio of Expenses to Average Net Assets	0.50%	*	0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to
Average Net Assets	4.41%	*	4.09%	4.12%	4.47%	5.01%	5.60%

Portfolio Turnover Rate	18.04%		24.39%	81.13%	13.66%	53.33%	56.51%

Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

BONDS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 0.16%
250,000 United Technologies Corp 239,360
Notes
4.375% May 1, 2010
$239,360

AGENCY --- 42.90%
208,531 Fannie Mae 211,476
6.500% December 1, 2013
102,069 Fannie Mae 102,403
6.500% November 1, 2009
26,177 Fannie Mae 26,811
8.000% December 1, 2012
11,759 Fannie Mae 12,044
8.000% June 1, 2012
638,403 Fannie Mae 631,462
6.000% January 1, 2029
183,852 Fannie Mae 186,619
7.000% May 1, 2011
781,308 Fannie Mae 733,883
5.000% December 1, 2033
1,401,589 Fannie Mae 1,351,286
5.500% January 1, 2034
805,189 Fannie Mae 743,841
4.000% April 1, 2019
4,620,230 Fannie Mae 4,336,493
5.000% May 1, 2034
866,638 Fannie Mae 787,422
4.500% December 1, 2034
152,757 Fannie Mae 160,738
8.000% November 1, 2022
19,984 Fannie Mae 20,043
7.000% December 1, 2007

985,869 Fannie Mae 941,258
5.500% April 1, 2036
701,101 Fannie Mae 691,461
6.000% February 1, 2035
3,784,591 Fannie Mae 3,540,958
5.000% September 1, 2035
943,108 Fannie Mae 882,160
5.000% July 1, 2035
605,835 Fannie Mae 612,272
6.500% June 1, 2032
511,118 Fannie Mae 527,250
7.000% July 1, 2032

509,317 Fannie Mae 511,864
6.000% July 1, 2017
2,394,934 Fannie Mae 2,366,076
6.000% January 1, 2033
1,513,442 Fannie Mae 1,459,998
5.000% June 1, 2018
732,640 Fannie Mae 706,825
5.500% May 1, 2033
1,622,791 Fannie Mae 1,564,472
5.500% February 1, 2035
4,307,700 Fannie Mae 4,152,892
5.500% March 1, 2034
484,003 Fannie Mae 476,755
6.000% November 1, 2035
772,742 Fannie Mae 761,332
6.000% December 1, 2035
600,000 Fannie Mae ** 573,749
3.250% August 15, 2008
1,600,000 Fannie Mae ** 1,579,710
4.250% July 15, 2007
600,000 Fannie Mae ** 612,932
6.000% May 15, 2011
600,000 Fannie Mae ** 634,056
7.250% January 15, 2010
1,200,000 Fannie Mae ** 1,210,889
6.000% May 15, 2008
1,000,000 Fannie Mae ** 1,003,866
5.750% February 15, 2008
500,000 Fannie Mae ** 529,036
7.125% June 15, 2010
600,000 Fannie Mae ** 598,586
5.250% April 15, 2007

400,000 Fannie Mae ** ^^ 413,539
6.625% September 15, 2009
600,000 Fannie Mae ** ^^ 597,183
5.250% January 15, 2009
500,000 Federal Home Loan Bank ** 493,469
5.375% May 18, 2016
300,000 Federal Home Loan Bank ** ^^ 295,204
5.250% June 18, 2014
1,564,996 Freddie Mac 1,585,536
6.500% November 1, 2032
127,812 Freddie Mac 132,600
7.500% May 1, 2027
17,518 Freddie Mac 18,136
7.500% August 1, 2030
389,051 Freddie Mac 367,762
4.500% August 1, 2019
733,495 Freddie Mac 676,219
4.000% January 1, 2021
915,162 Freddie Mac 882,917
5.000% August 1, 2018
1,166,376 Freddie Mac 1,103,634
4.500% March 1, 2018
863,146 Freddie Mac 847,367
5.500% May 1, 2018

1,199,012 Freddie Mac 1,133,960
4.500% March 1, 2019
359,071 Freddie Mac 354,695
6.000% December 1, 2033
890,952 Freddie Mac 841,158
4.500% August 1, 2020
739,493 Freddie Mac 693,852
5.000% July 1, 2034
1,352,939 Freddie Mac 1,305,163
5.500% February 1, 2035
500,000 Freddie Mac 492,360
6.000% June 1, 2036
496,264 Freddie Mac 477,796
5.000% May 1, 2021
209,325 Freddie Mac 211,615
6.500% April 1, 2029
833,813 Freddie Mac 819,521
5.500% February 1, 2018
957,132 Freddie Mac 921,513
5.000% December 1, 2020

1,462,840 Freddie Mac 1,411,243
5.500% June 1, 2033
300,000 Freddie Mac ** 281,726
4.500% January 15, 2014
700,000 Freddie Mac ** 686,981
4.625% December 19, 2008
500,000 Freddie Mac ** 475,638
4.125% July 12, 2010
600,000 Freddie Mac ** 597,187
4.875% March 15, 2007
500,000 Freddie Mac ** 490,451
5.125% July 15, 2012
900,000 Freddie Mac ** 866,193
3.625% September 15, 2008
500,000 Freddie Mac ** 474,128
4.125% October 18, 2010
200,000 Freddie Mac ** 217,118
6.250% July 15, 2032
500,000 Freddie Mac ** 472,122
4.750% November 17, 2015
400,000 Freddie Mac ** 399,964
5.500% September 15, 2011
600,000 Freddie Mac ** 688,488
6.750% March 15, 2031
500,000 Freddie Mac ** 489,103
5.250% April 18, 2016
400,000 Freddie Mac ** ^^ 378,057
4.500% January 15, 2013
400,000 Freddie Mac ** ^^ 368,214
4.375% July 17, 2015
1,661,568 Freddie Mac ++ 1,621,607
5.690% July 1, 2035
83,775 Ginnie Mae 89,620
9.000% April 15, 2021
2,773 Ginnie Mae 2,805
8.000% April 15, 2007

2,090 Ginnie Mae 2,114
8.000% January 15, 2007
44,991 Ginnie Mae 47,095
7.500% December 15, 2025
67,099 Ginnie Mae 71,845
9.000% January 15, 2017
2,250 Ginnie Mae 2,259
8.000% December 15, 2006

746 Ginnie Mae 755
8.000% March 15, 2007
133,573 Ginnie Mae 137,774
7.000% July 15, 2025
2,960,412 Ginnie Mae II 2,857,953
5.500% February 20, 2036
978,578 Ginnie Mae II 920,637
5.000% December 20, 2035
500,000 Resolution Funding 675,461
9.375% October 15, 2020
$64,634,655

AGENCY MORTGAGED BACKED --- 0.64%
1,000,000 Fannie Mae 971,265
Series 2004-W1 Class 1A7
5.681% November 25, 2043
$971,265

AUTOMOBILES --- 0.32%
500,000 DaimlerChrysler NA Holding Corp 483,429
Company Guaranteed Notes
4.050% June 4, 2008
$483,429

BANKS --- 1.31%
500,000 Bank of America Corp 532,009
Subordinated Notes
7.400% January 15, 2011
500,000 US Bank NA 514,576
Subordinated Notes
6.375% August 1, 2011
500,000 Wachovia Bank NA 461,728
Subordinated Notes
4.800% November 1, 2014
500,000 Wells Fargo & Co 466,605
Senior Notes
5.125% September 15, 2016
$1,974,918

BROADCAST/MEDIA --- 0.34%
500,000 Comcast Cable Communications Inc 515,965
Senior Notes
6.750% January 30, 2011
$515,965

CANADIAN - PROVINCIAL --- 0.65%
500,000 Province of Ontario ^^ 469,714
Notes
4.375% February 15, 2013
500,000 Province of Quebec 502,846
Bonds
5.750% February 15, 2009
$972,560

CHEMICALS --- 0.63%
1,000,000 Dow Chemical # 944,655
Pass Thru Certificates
4.027% September 30, 2009
$944,655

COMMERCIAL MORTGAGED BACKED --- 2.57%
1,000,000 Bear Stearns Commercial Mortgage Securities 954,460
Series 2005-T20 Class A4A
5.156% October 12, 2042
1,000,000 JP Morgan Chase Commercial Mortgage Securities Co 957,421
Series 2002-C3 Class A2
4.994% July 12, 2035
574,288 LB-UBS Commercial Mortgage Trust 555,127
Series 2003-C1 Class A1
2.720% March 15, 2027
439,784 Merrill Lynch Mortgage Investors Inc 442,206
Series 1998-C2 Class A2
6.390% February 15, 2030
1,000,000 Morgan Stanley Capital I 966,587
Series 2005-IQ10 Class AAB
5.178% September 15, 2042
$3,875,801

COMMUNICATIONS - EQUIPMENT --- 0.33%
500,000 Motorola Inc 492,804
Notes
4.608% November 16, 2007
$492,804

COMPUTER HARDWARE & SYSTEMS --- 0.32%
400,000 International Business Machines Corp 482,524
Debentures
8.375% November 1, 2019
$482,524

COMPUTER SOFTWARE & SERVICES --- 0.32%
500,000 Oracle Corp 482,538
Notes
5.000% January 15, 2011
$482,538

CONGLOMERATES --- 0.65%
500,000 General Electric Co 478,920
Notes
5.000% February 1, 2013
500,000 Tyco International Group SA 495,348
Company Guaranteed Notes
6.000% November 15, 2013
$974,268

COSMETICS & PERSONAL CARE --- 0.32%
500,000 Avon Products Inc 485,760
Senior Unsecured Notes
5.125% January 15, 2011
$485,760

ELECTRIC COMPANIES --- 0.94%
500,000 Ohio Power Co 463,891
Senior Notes
4.850% January 15, 2014
500,000 Pacific Gas & Electric Co 471,908
1st Mortgage
6.050% March 1, 2034
500,000 Wisconsin Electric Power Co 485,461
Notes
3.500% December 1, 2007
$1,421,260

FINANCIAL SERVICES --- 2.75%
500,000 Bank of New York Co Inc 514,414
Senior Subordinated Notes
6.375% April 1, 2012
500,000 CIT Group Inc 471,072
Senior Notes
3.375% April 1, 2009
500,000 Citigroup Inc 467,984
Subordinated Notes
5.000% September 15, 2014
500,000 Countrywide Home Loans Inc 478,394
Notes

3.250% May 21, 2008
250,000 General Electric Capital Corp 266,856
Notes
6.750% March 15, 2032
500,000 Household Finance Corp 510,971
Notes
6.375% October 15, 2011
500,000 JPMorgan Chase & Co 472,275
Subordinated Notes
5.125% September 15, 2014
500,000 National Rural Utilities Cooperative Finance Corp 475,518
Collateral Trust Bonds
4.375% October 1, 2010
500,000 Washington Mutual Bank 485,321
Subordinated Notes
5.500% January 15, 2013
$4,142,805

FOOD & BEVERAGES --- 1.20%
500,000 Anheuser-Busch Co Inc 484,451
Debentures
5.950% January 15, 2033
322,000 General Mills Inc 323,896
Global Notes
6.000% February 15, 2012

500,000 Kellogg Co 516,510
Notes
6.600% April 1, 2011
500,000 Wm Wrigley Jr Co 475,820
Senior Unsecured Notes
4.300% July 15, 2010
$1,800,677

FOREIGN BANKS --- 0.33%
500,000 KfW International Finance Inc 497,325
Global Notes
4.750% January 24, 2007
$497,325

FOREIGN GOVERNMENTS --- 0.53%
300,000 Government of Italy 331,364
Notes
6.875% September 27, 2023
500,000 Government of Italy ^^ 462,762

Debentures
4.500% January 21, 2015
$794,126

INSURANCE RELATED --- 0.28%
500,000 Allstate Corp 423,518
Bonds
5.350% June 1, 2033
$423,518

INVESTMENT BANK/BROKERAGE FIRM --- 1.92%
500,000 Bear Stearns Co Inc 488,522
Notes
5.700% November 15, 2014
500,000 Credit Suisse First Boston USA Inc 515,925
Notes
6.500% January 15, 2012
500,000 Goldman Sachs Capital I 466,132
Company Guaranteed Notes
6.345% February 15, 2034
500,000 Lehman Brothers Holdings Inc 462,260
Notes
4.800% March 13, 2014
500,000 Merrill Lynch & Co Inc 503,318
Notes
6.000% February 17, 2009
500,000 Morgan Stanley 458,410
Subordinated Notes
4.750% April 1, 2014
$2,894,567

LEISURE & ENTERTAINMENT --- 1.04%
500,000 Time Warner Inc 516,736
Company Guaranteed Bonds
6.875% May 1, 2012
500,000 Viacom Inc Class B 531,905
Notes
7.700% July 30, 2010
500,000 Walt Disney Co 513,078
Notes
6.375% March 1, 2012
$1,561,719

MACHINERY --- 0.31%
500,000 Dover Corp 462,399

Notes
4.875% October 15, 2015
$462,399

OIL & GAS --- 1.01%
500,000 ConocoPhillips 479,366
Company Guaranteed Bonds
5.900% October 15, 2032
500,000 Shell International Finance 500,098
Company Guaranteed Notes
5.625% June 27, 2011
500,000 Valero Energy Corp 542,854
Notes
7.500% April 15, 2032
$1,522,318

OTHER ASSET-BACKED --- 0.97%
1,000,000 Bank of America Credit Card Trust ++ 1,000,000
Series 2006-C4 Class C4
5.640% November 15, 2011
462,121 Comed Transitional Funding Trust 462,048
Series 1998-1 Class A-6
5.630% June 25, 2009
$1,462,048

PAPER & FOREST PRODUCTS --- 0.64%
500,000 International Paper Co 460,429
Notes
5.300% April 1, 2015
500,000 Weyerhaeuser Co 510,831
Notes
6.750% March 15, 2012
$971,260

PERSONAL LOANS --- 0.32%
500,000 American Express Credit Corp 487,499
Notes
5.000% December 2, 2010
$487,499
RAILROADS --- 0.34%
500,000 Union Pacific Corp 515,236
Debentures
6.625% February 1, 2029
$515,236

REAL ESTATE --- 0.34%
500,000 EOP Operating LP 512,376
Notes
7.750% November 15, 2007
$512,376

RETAIL --- 0.99%
500,000 Home Depot Inc 479,291
Senior Unsecured Notes
5.400% March 1, 2016
500,000 Target Corp 498,245
Notes
5.400% October 1, 2008
500,000 Wal-Mart Stores Inc 517,778
Senior Notes
6.875% August 10, 2009
$1,495,314

TELEPHONE & TELECOMMUNICATIONS --- 1.04%
500,000 Deutsche Telekom International Finance BV 577,275
Company Guaranteed Bonds
8.250% June 15, 2030
500,000 Sprint Capital Corp 503,917
Company Guaranteed Bonds
6.125% November 15, 2008
500,000 Verizon New Jersey Inc 489,282
Debentures
5.875% January 17, 2012
$1,570,474

U.S. GOVERNMENTS --- 30.14%
300,000 United States of America 398,625
8.875% February 15, 2019
500,000 United States of America 479,844
3.375% December 15, 2008
1,000,000 United States of America 1,001,172
5.125% June 30, 2011
500,000 United States of America 484,629
4.000% June 15, 2009
500,000 United States of America ^^ 483,906
4.250% October 15, 2010
1,100,000 United States of America ^^ 1,081,180
4.375% November 15, 2008
500,000 United States of America ^^ 512,481
6.000% August 15, 2009

900,000 United States of America ^^ 940,325
6.500% February 15, 2010
500,000 United States of America ^^ 512,285
5.750% August 15, 2010
800,000 United States of America ^^ 797,594
5.000% August 15, 2011
400,000 United States of America ^^ 395,625
4.875% February 15, 2012
1,600,000 United States of America ^^ 1,587,750
4.375% May 15, 2007
1,800,000 United States of America ^^ 1,761,116
3.250% August 15, 2007
1,000,000 United States of America ^^ 961,953
4.375% August 15, 2012
900,000 United States of America ^^ 994,430
6.125% November 15, 2027
500,000 United States of America ^^ 495,528
4.750% November 15, 2008
500,000 United States of America ^^ 468,770
2.625% March 15, 2009
500,000 United States of America ^^ 474,258
3.125% April 15, 2009
1,600,000 United States of America ^^ 1,570,626
3.125% May 15, 2007
500,000 United States of America ^^ 483,340
3.875% May 15, 2009
800,000 United States of America ^^ 766,594
3.625% July 15, 2009
500,000 United States of America ^^ 476,895
3.500% August 15, 2009
500,000 United States of America ^^ 470,235
4.250% November 15, 2014
1,000,000 United States of America ^^ 971,953
3.375% February 15, 2008
1,000,000 United States of America ^^ 975,078
4.500% February 28, 2011
500,000 United States of America ^^ 496,602
4.875% May 15, 2009
1,500,000 United States of America ^^ 1,498,242
5.125% May 15, 2016
500,000 United States of America ^^ 494,922
4.875% May 31, 2011
500,000 United States of America ^^ 477,110
3.875% September 15, 2010
500,000 United States of America ^^ 503,946

5.625% May 15, 2008
500,000 United States of America ^^ 483,106
3.000% February 15, 2008
500,000 United States of America ^^ 477,442
2.625% May 15, 2008
500,000 United States of America ^^ 481,094
3.250% August 15, 2008
800,000 United States of America ^^ 759,000
4.250% August 15, 2013
500,000 United States of America ^^ 495,176
2.625% November 15, 2006
1,200,000 United States of America ^^ 1,135,594
4.250% November 15, 2013
500,000 United States of America ^^ 473,985
3.000% February 15, 2009
1,500,000 United States of America ^^ 1,393,476
4.000% February 15, 2014
1,300,000 United States of America ^^ 1,472,453
6.250% May 15, 2030
400,000 United States of America ^^ 406,906
5.375% February 15, 2031
600,000 United States of America ^^ 694,735
7.250% May 15, 2016
500,000 United States of America ^^ 591,406
7.500% November 15, 2016
800,000 United States of America ^^ 789,438
4.250% November 30, 2007
300,000 United States of America ^^ 285,750
4.500% November 15, 2015
500,000 United States of America ^^ 488,399
4.500% November 15, 2010
1,000,000 United States of America ^^ 987,539
4.250% October 31, 2007
500,000 United States of America ^^ 485,449
3.000% November 15, 2007
500,000 United States of America ^^ 464,278
4.125% May 15, 2015
900,000 United States of America ^^ 853,137
3.625% June 15, 2010
500,000 United States of America ^^ 477,989
3.875% July 15, 2010
500,000 United States of America ^^ 490,215
4.125% August 15, 2008
500,000 United States of America ^^ 482,071
4.125% August 15, 2010

1,000,000 United States of America ^^ 935,664
4.250% August 15, 2015
1,300,000 United States of America ^^ 1,165,633
4.500% February 15, 2036
800,000 United States of America ^^ 882,313
6.250% August 15, 2023
1,000,000 United States of America ^^ 951,406
4.500% February 15, 2016
500,000 United States of America ^^ 598,203
7.125% February 15, 2023
400,000 United States of America ^^ 482,594
7.250% August 15, 2022
500,000 United States of America ^^ 639,453
8.000% November 15, 2021
500,000 United States of America ^^ 629,141
7.875% February 15, 2021
600,000 United States of America ^^ 803,531
8.750% August 15, 2020
500,000 United States of America ^^ 633,008
8.125% August 15, 2019
$45,406,598

UTILITIES --- 0.66%
500,000 Duke Energy Corp 478,172
1st Mortgage
5.300% October 1, 2015


500,000 ONEOK Inc 517,548
Senior Notes
7.125% April 15, 2011
$995,720

TOTAL BONDS --- 97.21% $146,467,741
(Cost $151,494,105)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS

4,199,000 Undivided interest of 20.9% in joint repurchase 4,199,000 agreement(Principal Amount/Value $20,050,000 with a maturity value of $20,058,688) with Merrill Lynch, 5.20%, dated
06/30/06, to be repurchased at $4,200,820 on 07/03/06,
collateralized by U.S. Agency Mortgages, 5.5%-6%,
4/1/34-6/1/36, with a value of $20,455,841.

TOTAL SHORT-TERM INVESTMENTS --- 2.79% $4,199,000
(Cost $4,199,000)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100% $150,666,741
(Cost $155,693,105)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.
** Security is an agency note with maturity date and interest rated indicated.
++ Represents the current interest rate for variable
rate security.
^^ A portion or all of the security is on loan at June 30, 2006.

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Moody's Rating

Maxim Bond Index Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	$117,038,354	77.67%
Aa	7,724,463	5.13%
A	12,776,883	8.48%
Baa	7,428,259	4.93%
P1	4,199,000	2.79%
Not Rated	1,499,782	1.00%
	$150,666,741	100.00%
	$ -
AAA	$117,038,354	77.68%
AA	7,724,463	5.13%
A	12,776,883	8.48%
BAA	7,428,259	4.93%
P1	4,199,000	2.79%
NR	1,499,782	1.00%

	$150,666,741	100.00%

TOTAL FROM SOI	$150,666,741	$ -

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30. 2006
UNAUDITED
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2006 were $975,023, $944,655 and 0.64%, respectively.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $3,472,312 and $0, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $32,733,100 and $25,322,380, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $155,541,128. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $203,163 and gross depreciation of securities in which there was an excess of tax cost over value of $5,077,551 resulting in net depreciation of $4,874,388.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2006, the Portfolio had securities on loan valued at $35,650,035 and received collateral of $35,680,088 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. The Portfolio had current year deferred post-October capital losses of $9,179.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006